Equity accounted investees - Schedule of investments without control and significant influence (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of associates [line items]
Equity accounted investments at beginning of period	R$ 0
Equity accounted investments at end of period	83,139
Educbank
Disclosure of associates [line items]
Equity accounted investments at beginning of period	0
Acquisition	87,651
Equity method	(4,512)
Equity accounted investments at end of period	R$ 83,139